Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 5,666	$ 1,987
Accounts receivable, net of allowance for doubtful accounts of $1,871 and $1,217 as of December 31, 2016 and December 31, 2015, respectively	27,769	23,831
Unbilled revenue	55,646	55,428
Inventory	6,776	5,241
Other current assets	27,667	25,526
Total current assets	123,524	112,013
Risk management assets - long term	10,664	0
Property, plant and equipment, net	1,145,003	1,071,514
Restricted cash - long term	323,564	5,037
Investment in unconsolidated affiliates	291,987	63,704
Intangible assets, net	225,283	247,281
Goodwill	217,498	232,954
Other assets, net	11,798	19,386
Total assets	2,349,321	1,751,889
Current liabilities
Accounts payable	45,278	48,526
Accrued gas purchases	7,891	7,281
Accrued expenses and other current liabilities	81,284	46,751
Current portion of debt	5,485	2,899
Total current liabilities	139,938	105,457
Noncurrent asset retirement obligation	44,363	28,549
Other liabilities	2,030	2,857
Revolving credit agreements	1,235,538	687,840
Deferred tax liability	8,205	6,173
Total liabilities	1,430,074	830,136
Commitments and contingencies (see Note 19)
Convertible preferred units	334,090	169,712
Equity and partners' capital
General Partner Interests (680 thousand and 536 thousand units issued and outstanding as of December 31, 2016 and December 31, 2015, respectively)	(47,645)	(47,091)
Accumulated other comprehensive income (loss)	(40)	40
Total partners' capital	568,402	739,930
Noncontrolling interests	16,755	12,111
Total equity and partners' capital	585,157	752,041
Total liabilities, convertible preferred units, equity and partners' capital	2,349,321	1,751,889
Limited Partner Common Units
Equity and partners' capital
Limited Partners' Capital Account	616,087	753,388
Limited Partner Series B Convertible Units
Equity and partners' capital
Limited Partners' Capital Account	0	33,593
3.77% Senior Notes, due 2031
Current liabilities
Senior Notes	55,979	0
8.50% Senior Notes, due 2021
Current liabilities
Senior Notes	291,309	0
Revolving Credit Agreements
Current liabilities
Revolving credit agreements	$ 888,250	$ 687,100